Schedule I — Parent Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2025
Schedule I — Parent Only Financial Information [Abstarct]
Schedule of Condensed Balance Sheets
	2025	2024
ASSETS
Cash	$6,423	$-
Due from a subsidiary	255,846	262,256
Total current asset	262,269	262,256

Investment in a subsidiary	1,538,469	1,538,462
TOTAL ASSETS	$1,800,738	$1,800,718

LIABILITY AND SHAREHOLDERS’ EQUITY
Due to related parties	$1,800,625	$1,800,618
TOTAL LIABILITY	1,800,625	1,800,618

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares, par value $0.00001 per share, 4,950,000,000 shares authorized; 17,750,000 and 10,000,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively*	178	100
Class B Ordinary Shares, par value $0.00001 per share, 50,000,000 shares authorized; 5,000,000 and nil shares issued and outstanding as of March 31, 2025 and 2024, respectively*	50	-
Subscription receivables	(128)	-
Retained earnings	13	-
Total Shareholders’ Equity	113	100

TOTAL LIABILITY AND SHAREHOLDERS’ EQUITY	$1,800,738	$1,800,718

*	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation

Schedule of Condensed Statements of Operations

Condensed statements of operations
For the years ended March 31, 2025, 2024 and 2023
(Stated in US Dollars)

	2025	2024	2023
Other incomes
Interest income	$13	$—	$—
Total other incomes	13	—	—

Income before taxes	13	—	—
Provision for income taxes	—	—	—
Net income	$13	$—	$—

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows
For the years ended March 31, 2025, 2024 and 2023
(Stated in US Dollars)

	2025	2024	2023
Cash flows from operating activities:
Net income	$13	$—	$—
Net cash provided by operating activities	13	—	—

Cash flow from financing activities:
Advance from a related party	6,410	—	—
Net cash provided by financing activities	6,410	—	—

Net increase in cash	6,423	—	—
Cash at beginning of the year	—	—	—
Cash at end of the year	$6,423	$—	$—

Supplementary cash flows information:
Non-cash investing and financing activities:
Dividends directly paid by a subsidiary to shareholders	$769,231	$—	$—
Investment in a subsidiary recorded in amounts due to related parties	$7	$—	$—